Net gain or (loss) on financial instruments at FVTPL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments at fair value through profit or loss [Abstract]
Disclosure of detailed information about financial instruments at fair value through profit or loss [Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Net (loss) gain on financial instruments at FVTPL	(732)	1,481	645
Net (loss) gain on investment funds	-	(4,364)	5,086
	(732)	(2,883)	5,731